Submission	Jun. 26, 2026
Submission [Line Items]
Central Index Key	0000856982
Registrant Name	MERIT MEDICAL SYSTEMS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES